Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

10. Intangible assets, net

Intangible assets, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Software	69,732	93,861
Less: accumulated amortization	(38,706)	(57,172)
Intangible assets, net	31,026	36,689

Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	96	77	—
Selling and marketing expenses	1,027	876	257
General and administrative expenses	2,535	5,845	9,590
Research and development expenses	16,820	15,077	12,721
Total amortization	20,478	21,875	22,568

The estimated amortization for existing intangible assets in each of the next five years is RMB20,202, RMB11,356, RMB5,131, nil and nil, respectively.